Shareholder Report, Average Annual Return (Details) 193122_Leverage Shares 2X Long NVDA Daily ETF_TF_TSR Annual {TF}	11 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Leverage Shares 2X Long NVDA Daily ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Leverage Shares 2X Long NVDA Daily ETF NAV
Average Annual Return, Percent	54.01%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	14.30%